Earnings Per Share - Additional Information (Detail)		12 Months Ended
	Apr. 10, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015
Earnings Per Share [Abstract]
Stock split, conversion ratio	0.008	0.008	0.008	0.008
Common stock, shares authorized	800,000,000	800,000,000	800,000,000